Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reportable Segments

Segment Information
(Millions of dollars)
Reportable Segments:
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2015
Construction Industries	$17,797	$109	$17,906	$563	$1,865	$6,176	$276
Resource Industries	7,739	332	8,071	585	1	8,931	303
Energy & Transportation	18,519	2,877	21,396	690	3,390	8,769	869
Machinery, Energy & Transportation	$44,055	$3,318	$47,373	$1,838	$5,256	$23,876	$1,448
Financial Products Segment	3,078	—	3,078	848	809	35,729	1,465
Total	$47,133	$3,318	$50,451	$2,686	$6,065	$59,605	$2,913

2014
Construction Industries	$20,590	$124	$20,714	$599	$2,133	$7,342	$447
Resource Industries	9,134	428	9,562	657	565	9,854	277
Energy & Transportation	22,306	3,386	25,692	696	4,287	8,661	669
Machinery, Energy & Transportation	$52,030	$3,938	$55,968	$1,952	$6,985	$25,857	$1,393
Financial Products Segment	3,313	—	3,313	885	901	36,969	1,634
Total	$55,343	$3,938	$59,281	$2,837	$7,886	$62,826	$3,027

2013
Construction Industries	$19,690	$135	$19,825	$588	$1,341	$8,447	$736
Resource Industries	12,015	382	12,397	661	1,669	10,641	464
Energy & Transportation	20,781	2,882	23,663	690	3,563	8,843	830
Machinery, Energy & Transportation	$52,486	$3,399	$55,885	$1,939	$6,573	$27,931	$2,030
Financial Products Segment	3,224	—	3,224	789	990	36,940	1,806
Total	$55,710	$3,399	$59,109	$2,728	$7,563	$64,871	$3,836

Reconciliation of Sales and revenues:

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments		Consolidated Total
2015
Total external sales and revenues from reportable segments	$44,055	$3,078	$—		$47,133
All Other operating segments	203	—	—		203
Other	(111)	101	(315)	[1]	(325)
Total sales and revenues	$44,147	$3,179	$(315)		$47,011

2014
Total external sales and revenues from reportable segments	$52,030	$3,313	$—		$55,343
All Other operating segments	236	—	—		236
Other	(124)	73	(344)	[1]	(395)
Total sales and revenues	$52,142	$3,386	$(344)		$55,184

2013
Total external sales and revenues from reportable segments	$52,486	$3,224	$—		$55,710
All Other operating segments	273	—	—		273
Other	(65)	78	(340)	[1]	(327)
Total sales and revenues	$52,694	$3,302	$(340)		$55,656

[1]	Elimination of Financial Products revenues from Machinery, Energy & Transportation.

Reconciliation of Consolidated profit before taxes:

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2015
Total profit from reportable segments	$5,256	$809	$6,065
All Other operating segments	(75)	—	(75)
Cost centers	20	—	20
Corporate costs	(600)	—	(600)
Timing	95	—	95
Restructuring costs	(881)	(17)	(898)
Methodology differences:
Inventory/cost of sales	(100)	—	(100)
Postretirement benefit expense	131	—	131
Stock-based compensation expense	(270)	(13)	(283)
Financing costs	(524)	—	(524)
Equity in (profit) loss of unconsolidated affiliated companies	(3)	—	(3)
Currency	(261)	—	(261)
Other income/expense methodology differences	(95)	—	(95)
Other methodology differences	(76)	43	(33)
Total consolidated profit before taxes	$2,617	$822	$3,439

2014
Total profit from reportable segments	$6,985	$901	$7,886
All Other operating segments	19	—	19
Cost centers	(12)	—	(12)
Corporate costs	(674)	—	(674)
Timing	(245)	—	(245)
Restructuring costs	(432)	—	(432)
Methodology differences:
Inventory/cost of sales	55	—	55
Postretirement benefit expense	(2,434)	—	(2,434)
Stock-based compensation expense	(242)	(12)	(254)
Financing costs	(502)	—	(502)
Equity in (profit) loss of unconsolidated affiliated companies	(8)	—	(8)
Currency	31	—	31
Other income/expense methodology differences	(249)	—	(249)
Other methodology differences	(49)	20	(29)
Total consolidated profit before taxes	$2,243	$909	$3,152

2013
Total profit from reportable segments	$6,573	$990	$7,563
All Other operating segments	2	—	2
Cost centers	16	—	16
Corporate costs	(510)	—	(510)
Timing	119	—	119
Restructuring costs	(200)	—	(200)
Methodology differences:
Inventory/cost of sales	(112)	—	(112)
Postretirement benefit expense	3,557	—	3,557
Stock-based compensation expense	(220)	(11)	(231)
Financing costs	(469)	—	(469)
Equity in (profit) loss of unconsolidated affiliated companies	6	—	6
Currency	(109)	—	(109)
Other income/expense methodology differences	(238)	—	(238)
Other methodology differences	(64)	41	(23)
Total consolidated profit before taxes	$8,351	$1,020	$9,371

Reconciliation of Restructuring costs:
As noted above, restructuring costs are a reconciling item between Segment profit and Consolidated profit before taxes. Had we included the amounts in the segments' results, the profit would have been as shown below:

Reconciliation of Restructuring costs:
(Millions of dollars)	Segment profit	Restructuring costs	Segment profit with restructuring costs
2015
Construction Industries	$1,865	$(123)	$1,742
Resource Industries	1	(305)	(304)
Energy & Transportation	3,390	(109)	3,281
Financial Products Segment	809	(17)	792
All Other operating segments	(75)	(129)	(204)
Total	$5,990	$(683)	$5,307

2014
Construction Industries	$2,133	$(314)	$1,819
Resource Industries	565	(72)	493
Energy & Transportation	4,287	(33)	4,254
Financial Products Segment	901	—	901
All Other operating segments	19	(6)	13
Total	$7,905	$(425)	$7,480

2013
Construction Industries	$1,341	$(54)	$1,287
Resource Industries	1,669	(105)	1,564
Energy & Transportation	3,563	(34)	3,529
Financial Products Segment	990	—	990
All Other operating segments	2	(4)	(2)
Total	$7,565	$(197)	$7,368

Reconciliation of Assets:

Reconciliation of Assets:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2015
Total assets from reportable segments	$23,876	$35,729	$—	$59,605
All Other operating segments	1,405	—	—	1,405
Items not included in segment assets:
Cash and short-term investments	5,340	—	—	5,340
Intercompany receivables	1,087	—	(1,087)	—
Investment in Financial Products	3,888	—	(3,888)	—
Deferred income taxes	3,208	—	(793)	2,415
Goodwill and intangible assets	3,571	—	—	3,571
Property, plant and equipment – net and other assets	1,585	—	—	1,585
Operating lease methodology difference	(213)	—	—	(213)
Liabilities included in segment assets	8,017	—	—	8,017
Inventory methodology differences	(2,646)	—	—	(2,646)
Other	(567)	(93)	(77)	(737)
Total assets	$48,551	$35,636	$(5,845)	$78,342

2014
Total assets from reportable segments	$25,857	$36,969	$—	$62,826
All Other operating segments	1,548	—	—	1,548
Items not included in segment assets:
Cash and short-term investments	6,317	—	—	6,317
Intercompany receivables	1,185	—	(1,185)	—
Investment in Financial Products	4,488	—	(4,488)	—
Deferred income taxes	2,843	—	(633)	2,210
Goodwill and intangible assets	3,492	—	—	3,492
Property, plant and equipment – net and other assets	1,766	—	—	1,766
Operating lease methodology difference	(213)	—	—	(213)
Liabilities included in segment assets	9,851	—	—	9,851
Inventory methodology differences	(2,697)	—	—	(2,697)
Other	(390)	(143)	(69)	(602)
Total assets	$54,047	$36,826	$(6,375)	$84,498

2013
Total assets from reportable segments	$27,931	$36,940	$—	$64,871
All Other operating segments	1,550	—	—	1,550
Items not included in segment assets:
Cash and short-term investments	4,597	—	—	4,597
Intercompany receivables	1,219	—	(1,219)	—
Investment in Financial Products	4,798	—	(4,798)	—
Deferred income taxes	1,810	—	(498)	1,312
Goodwill and intangible assets	3,582	—	—	3,582
Property, plant and equipment – net and other assets	1,769	—	—	1,769
Operating lease methodology difference	(273)	—	—	(273)
Liabilities included in segment assets	10,370	—	—	10,370
Inventory methodology differences	(2,539)	—	—	(2,539)
Other	(211)	(162)	(111)	(484)
Total assets	$54,603	$36,778	$(6,626)	$84,755

Reconciliation of Depreciation and amortization:

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2015
Total depreciation and amortization from reportable segments	$1,838	$848	$2,686
Items not included in segment depreciation and amortization:
All Other operating segments	205	—	205
Cost centers	154	—	154
Other	(33)	34	1
Total depreciation and amortization	$2,164	$882	$3,046

2014
Total depreciation and amortization from reportable segments	$1,952	$885	$2,837
Items not included in segment depreciation and amortization:
All Other operating segments	187	—	187
Cost centers	147	—	147
Other	(33)	25	(8)
Total depreciation and amortization	$2,253	$910	$3,163

2013
Total depreciation and amortization from reportable segments	$1,939	$789	$2,728
Items not included in segment depreciation and amortization:
All Other operating segments	199	—	199
Cost centers	149	—	149
Other	(14)	25	11
Total depreciation and amortization	$2,273	$814	$3,087

Reconciliation of Capital expenditures:

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2015
Total capital expenditures from reportable segments	$1,448	$1,465	$—	$2,913
Items not included in segment capital expenditures:
All Other operating segments	169	—	—	169
Cost centers	195	—	—	195
Timing	37	—	—	37
Other	(219)	194	(28)	(53)
Total capital expenditures	$1,630	$1,659	$(28)	$3,261

2014
Total capital expenditures from reportable segments	$1,393	$1,634	$—	$3,027
Items not included in segment capital expenditures:
All Other operating segments	192	—	—	192
Cost centers	181	—	—	181
Timing	21	—	—	21
Other	(146)	183	(79)	(42)
Total capital expenditures	$1,641	$1,817	$(79)	$3,379

2013
Total capital expenditures from reportable segments	$2,030	$1,806	$—	$3,836
Items not included in segment capital expenditures:
All Other operating segments	149	—	—	149
Cost centers	191	—	—	191
Timing	363	—	—	363
Other	(128)	105	(70)	(93)
Total capital expenditures	$2,605	$1,911	$(70)	$4,446

Information about Geographic Areas
Information about Geographic Areas:

				Property, plant and equipment - net
	External sales and revenues [1]			December 31,
(Millions of dollars)	2015	2014	2013	2015	2014
Inside United States	$19,218	$21,122	$18,579	$8,842	$8,714
Outside United States	27,793	34,062	37,077	7,248	7,863
Total	$47,011	$55,184	$55,656	$16,090	$16,577

[1]	Sales of Machinery, Energy & Transportation are based on dealer or customer location. Revenues from services provided are based on where service is rendered.